Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.7%
Health Care - 97.0%
4D Molecular Therapeutics, Inc.*	4,899	$103,124
AbCellera Biologics, Inc. (Canada)*	11,821	124,475
Adicet Bio, Inc.*	11,254	102,974
Affimed NV (Germany)*	101,477	130,905
Agenus, Inc.*	44,514	116,182
Akero Therapeutics, Inc.*	2,704	133,848
Alector, Inc.*	12,765	112,587
Allakos, Inc.*	17,081	126,912
Allogene Therapeutics, Inc.*(1)	15,471	119,436
Allovir, Inc.*	17,872	103,300
Altimmune, Inc.*	11,107	151,500
ALX Oncology Holdings, Inc.*	10,672	99,250
AnaptysBio, Inc.*(1)	4,082	101,601
Arbutus Biopharma Corp.*	44,022	132,506
Arcellx, Inc.*	3,629	121,245
Arcturus Therapeutics Holdings, Inc.*	6,353	134,239
Arcus Biosciences, Inc.*	3,562	77,046
Arcutis Biotherapeutics, Inc.*	7,201	119,321
Arrowhead Pharmaceuticals, Inc.*	3,646	127,574
Arvinas, Inc.*	3,181	104,241
ATAI Life Sciences NV (Germany)*	38,626	68,754
Atara Biotherapeutics, Inc.*	30,860	156,460
Atea Pharmaceuticals, Inc.*	27,152	125,714
Avidity Biosciences, Inc.*	7,023	166,445
Bicycle Therapeutics PLC (United Kingdom)*(1)(2)	3,729	102,995
Biohaven Ltd.*	7,622	145,504
Bioxcel Therapeutics, Inc.*	6,269	178,792
C4 Therapeutics, Inc.*	14,620	113,890
Cara Therapeutics, Inc.*	10,244	119,650
Caribou Biosciences, Inc.*	14,673	105,792
Cassava Sciences, Inc.*(1)	2,715	76,020
Celldex Therapeutics, Inc.*	2,974	131,034
Cerevel Therapeutics Holdings, Inc.*(1)	4,455	152,138
Chinook Therapeutics, Inc.*	4,796	121,195
CinCor Pharma, Inc.*	9,879	285,799
Codexis, Inc.*	21,460	131,979
Cogent Biosciences, Inc.*	9,896	149,034
Compass Pathways PLC (United Kingdom)*(1)(2)	11,880	123,314
Crinetics Pharmaceuticals, Inc.*	7,350	144,134
CRISPR Therapeutics AG (Switzerland)*	2,385	121,683
Cullinan Oncology, Inc.*	10,045	116,924
CureVac NV (Germany)*	16,699	179,347
Cytokinetics, Inc.*	2,893	122,895
Day One Biopharmaceuticals, Inc.*	5,542	120,649
Denali Therapeutics, Inc.*	3,892	117,811
Design Therapeutics, Inc.*	13,484	105,849
DICE Therapeutics, Inc.*	3,529	112,116
Dynavax Technologies Corp.*	10,367	117,976
Dyne Therapeutics, Inc.*	8,676	126,670
Edgewise Therapeutics, Inc.*	14,802	151,424
Editas Medicine, Inc.*(1)	11,558	114,309
EQRx, Inc.*	49,075	120,234
Erasca, Inc.*	24,740	98,960
Fate Therapeutics, Inc.*	7,791	46,434
FibroGen, Inc.*	7,947	187,549
Geron Corp.*	50,954	168,148
Ideaya Biosciences, Inc.*	7,061	120,249
IGM Biosciences, Inc.*	6,050	137,517
I-Mab (China)*(2)	31,182	187,716
Immatics NV (Germany)*	12,396	100,532
ImmunityBio, Inc.*(1)	17,766	67,511
Immunovant, Inc.*	7,930	140,916
Inhibrx, Inc.*	4,071	101,775
Inovio Pharmaceuticals, Inc.*	64,033	106,295
Intellia Therapeutics, Inc.*	3,086	130,970
Iovance Biotherapeutics, Inc.*	17,766	141,417
iTeos Therapeutics, Inc.*	5,660	118,294
IVERIC bio, Inc.*	5,375	124,163
Karuna Therapeutics, Inc.*	585	116,643
Keros Therapeutics, Inc.*	2,384	139,631
Kezar Life Sciences, Inc.*	16,607	119,072
Kodiak Sciences, Inc.*	16,426	132,722
Krystal Biotech, Inc.*(1)	1,542	128,171
Kura Oncology, Inc.*	9,091	125,638
Kymera Therapeutics, Inc.*(1)	4,043	151,127
Lyell Immunopharma, Inc.*(1)	33,635	109,986
Madrigal Pharmaceuticals, Inc.*	2,051	591,201
Mersana Therapeutics, Inc.*	16,772	110,360
Merus NV (Netherlands)*	8,640	134,784
Mirati Therapeutics, Inc.*(1)	2,739	146,290
Morphic Holding, Inc.*	4,359	142,670
NGM Biopharmaceuticals, Inc.*	22,381	117,276
Nkarta, Inc.*	16,359	87,193
Novavax, Inc.*(1)	6,949	75,814
Nurix Therapeutics, Inc.*	9,688	119,066
Nuvalent, Inc. Class A*	3,702	111,986
Nuvation Bio, Inc.*	66,522	163,644
Pliant Therapeutics, Inc.*	6,243	218,755
PMV Pharmaceuticals, Inc.*(1)	12,331	101,114
Point Biopharma Global, Inc.*(1)	17,635	141,080
Precigen, Inc.*	70,024	113,439
Prometheus Biosciences, Inc.*	1,101	125,140
Protagonist Therapeutics, Inc.*	12,169	161,726
Prothena Corp. PLC (Ireland)*	2,066	116,832
RAPT Therapeutics, Inc.*	6,519	189,377
Reata Pharmaceuticals, Inc. Class A*(1)	3,399	147,279
Recursion Pharmaceuticals, Inc. Class A*(1)	13,116	109,256
REGENXBIO, Inc.*	5,037	116,909
Relay Therapeutics, Inc.*(1)	6,842	146,829
Repare Therapeutics, Inc. (Canada)*	8,058	99,597
Replimune Group, Inc.*	4,291	119,504
REVOLUTION Medicines, Inc.*	4,933	131,908
Rocket Pharmaceuticals, Inc.*	5,260	114,300
Sangamo Therapeutics, Inc.*	34,708	121,131
Scilex Holding Co. (Singapore)*	17,635	125,229
Seres Therapeutics, Inc.*	19,344	105,812
Sorrento Therapeutics, Inc.*	106,912	102,475
SpringWorks Therapeutics, Inc.*	5,110	160,454
Stoke Therapeutics, Inc.*	14,289	142,318
Summit Therapeutics, Inc.*	36,619	129,997
Syndax Pharmaceuticals, Inc.*	4,873	139,855
TG Therapeutics, Inc.*	13,086	199,300
uniQure NV (Netherlands)*	5,091	108,184
Vaxcyte, Inc.*	2,620	118,817

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Ventyx Biosciences, Inc.*	3,527	$148,134
Verve Therapeutics, Inc.*	5,295	120,461
Vir Biotechnology, Inc.*	4,624	136,639
Viridian Therapeutics, Inc.*	4,289	156,634
Xencor, Inc.*	4,199	138,231
Xenon Pharmaceuticals, Inc. (Canada)*	3,092	120,866
Zentalis Pharmaceuticals, Inc.*	5,992	141,411
Zymeworks, Inc.*	18,652	176,261
Total Health Care		16,115,770
Materials - 0.7%
Amyris, Inc.*(1)	68,035	108,176
Total Common Stocks
(Cost $20,824,972)		16,223,946
SECURITIES LENDING COLLATERAL - 3.5%
Money Market Fund - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(3)(4)
(Cost $587,712)	587,712	587,712

TOTAL INVESTMENTS - 101.2%
(Cost $21,412,684)		16,811,658
Liabilities in Excess of Other Assets - (1.2)%		(202,737)
Net Assets - 100.0%		$16,608,921

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,779,241; total market value of collateral held by the Fund was $1,815,548. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,227,836.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2023.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,098,717	$125,229	$—	$16,223,946
Money Market Fund	587,712	—	—	587,712
Total	$16,686,429	$125,229	$—	$16,811,658